Time charter revenues and related contract balances - Disaggregated revenue by segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease revenues, excluding amortization	$ 87,948	$ 88,889	$ 89,215
Time charter service revenues, excluding amortization	58,199	60,063	59,368
Amortization of above market contract intangibles	(3,052)	(3,631)	(3,631)
Amortization of deferred revenue for modifications & drydock	0	0
Other revenue	0	115	1,609
Total revenues	143,095	145,436	146,561
Total segment reporting [Member]
Lease revenues, excluding amortization	113,708	114,579	114,905
Time charter service revenues, excluding amortization	73,297	74,158	74,446
Amortization of above market contract intangibles	(3,052)	(3,631)	(3,631)
Amortization of deferred revenue for modifications & drydock	2,714	2,648	2,401
Other revenue		115	1,609
Total revenues	186,667	187,869	189,730
Majority held FSRUs [Member]
Lease revenues, excluding amortization	87,948	88,889	89,215
Time charter service revenues, excluding amortization	58,199	60,063	59,368
Amortization of above market contract intangibles	(3,052)	(3,631)	(3,631)
Amortization of deferred revenue for modifications & drydock	0	0
Other revenue		115	1,609
Total revenues	143,095	145,436	146,561
Joint venture FSRUs [Member]
Lease revenues, excluding amortization	25,760	25,690	25,690
Time charter service revenues, excluding amortization	15,098	14,095	15,078
Amortization of above market contract intangibles	0	0
Amortization of deferred revenue for modifications & drydock	2,714	2,648	2,401
Other revenue		0
Total revenues	43,572	42,433	43,169
Other Segments [Member]
Lease revenues, excluding amortization	0	0
Time charter service revenues, excluding amortization	0	0
Amortization of above market contract intangibles	0	0
Amortization of deferred revenue for modifications & drydock	0	0
Other revenue		0
Total revenues	0	0
Eliminations [Member]
Lease revenues, excluding amortization	(25,760)	(25,690)	(25,690)
Time charter service revenues, excluding amortization	(15,098)	(14,095)	(15,078)
Amortization of above market contract intangibles	0	0
Amortization of deferred revenue for modifications & drydock	(2,714)	(2,648)	(2,401)
Other revenue		0
Total revenues	$ (43,572)	$ (42,433)	$ (43,169)